                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

February 25, 2011

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-______)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred variable annuity contract ("Venture 7 Series Variable Annuity Contract") to be issued by the Company.

     The prospectus in this initial registration statement (the "Venture 7 Series prospectus") is black-lined to show changes from the last amended prospectus of the Venture Frontier Variable Annuity contract of the Registrant (the "Venture Frontier prospectus") filed on February 22, 2011 (File No. 333-169797; Accession No. 0000950123-11-016462).

     The major differences between the Venture 7 Series prospectus and the Venture Frontier prospectus are: the Venture 7 Series does not offer the Flex Access option (otherwise, all charges are identical to the Venture Frontier contract without the Flex Access option) and different standard compensation. Also, the Venture 7 Series prospectus offers an employee purchase program. The Statement of Additional Information is the same for both contracts. Because the two contracts are otherwise substantially similar, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

     A pre-effective amendment will be filed on or about April 8, 2011 to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities